Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Fixed maturities, available-for-sale, amortized cost (in dollars)	$ 20,062.4	$ 20,237.9
Equity securities, available-for-sale, cost (in dollars)	26.7	59.2
Mortgage loans on real estate valuation allowance	3,137.3	2,967.9
Securities pledged, amortized cost (in dollars)	$ 965.0	$ 886.6
Common stock, shares authorized	250,000	250,000
Common stock, shares issued	250,000	250,000
Common stock, shares outstanding	250,000	250,000
Common stock, per share value (in dollars per share)	$ 10.00	$ 10.00